Consolidation principles and methods (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Closing foreign exchange rate	1.1394	1.1720	1.1750
Average foreign exchange rate	1.1670	1.1293	1.1293